Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0001842827
Registrant Name	Kanzhun Ltd
Registration File Number	333-268834
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES